Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The significant components of expense for income taxes consists of:

	Year ended December 31,
	2024	2023
Current:
Federal	$10,709	$4,581
State	2,931	1,265

Total current income tax expense	13,640	5,846

Deferred:
Federal	(1,943)	920
State	(400)	192

Total deferred income tax expense	(2,343)	1,112

Total income tax expense	$11,297	$6,958

Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles the statutory federal income tax rate to the Company’s effective income tax rate for the periods presented:

	Year ended December 31,
	2024		2023
	Amount	Rate	Amount	Rate
Income tax expense computed at U.S. federal statutory rates	$10,718	21.0%	$9,398	21.0%
Loss of partnerships and other pass-through entities	(1,851)	(3.6)	(3,692)	(8.2)
Nondeductible items	37	0.1	30	0.1
State income tax expense	1,840	3.6	1,185	2.6
Other	553	1.0	37	0.1

Income tax expense at effective rate	$11,297	22.1%	$6,958	15.6%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Unpaid losses and loss adjustment expense	$671	$606
Unearned premiums	7,772	5,797
Capital loss carryforward	1	31
Net unrealized losses on investments	118	351
Other	12	26

Total deferred tax assets	8,574	6,811
Valuation allowance	—	—

Net deferred tax assets	8,574	6,811
Deferred tax liabilities:
Deferred policy acquisition costs	(5,272)	(9,612)
Excess ceding commissions	(3,971)	(30)

Other	(453)	(402)

Total deferred tax liabilities	(9,696)	(10,044)

Net deferred tax liabilities	$(1,122)	$(3,233)